Basic and Diluted Net Income Per Common Share Calculation (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income as reported	$ 2,052	$ 1,635	$ 2,030	$ 2,012	$ 2,082	$ 1,631	$ 2,013	$ 2,000	$ 2,025	$ 7,759	$ 7,669	$ 7,947
Preferred stock net accretion											(53)	(16)
Cumulative preferred stock dividend earned	(141)				(250)					(666)	(660)	(500)
Net income available to common stockholders	1,911	1,585	1,914	1,762	1,832	1,389	1,800	1,871	1,896	7,093	6,956	7,431
Weighted average common shares outstanding	7,060,234				5,834,173					5,907,113	5,782,115	5,772,123
Effect of dilutive securities, options
Net income per common share - basic	$ 0.27	$ 0.27	$ 0.32	$ 0.30	$ 0.31	$ 0.24	$ 0.31	$ 0.32	$ 0.33	$ 1.20	$ 1.20	$ 1.29
Income available to common stockholders and assumed conversions	$ 1,911				$ 1,832					$ 7,093	$ 6,956	$ 7,431
Weighted average common shares outstanding	7,060,234				5,834,173					5,907,113	5,782,115	5,772,123
Effect of dilutive securities, options	416				9,841					4,938	11,626	6,912
Weighted average common shares outstanding - diluted	7,060,650				5,844,014					5,912,051	5,793,741	5,779,035
Net income per common share - diluted	$ 0.27	$ 0.27	$ 0.32	$ 0.30	$ 0.31	$ 0.24	$ 0.31	$ 0.32	$ 0.33	$ 1.20	$ 1.20	$ 1.29